Share-based payments - Virtual shares program II (New VSOP) - inputs used in the measurement of the fair value at grant date (Details)	3 Months Ended
	Mar. 31, 2020 Y € / shares	Mar. 31, 2020 Y $ / shares	Dec. 31, 2019 Y € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value	€ 4.05		€ 3.80
Weighted average share price	8.91		9.19
Exercise price | (per share)	€ 5.60	$ 6.21	€ 5.64
Expected volatility (%)	55.00%	55.00%	50.00%
Expected life (years) | Y	1.11	1.11	1.16
Risk-free interest rate (%)	1.79%	1.79%	1.77%